Goodwill, Intangible Assets and Acquisitions	9 Months Ended
Sep. 30, 2023
Goodwill, Intangible Assets and Acquisitions
Goodwill, Intangible Assets and Acquisitions
6.	Goodwill, Intangible Assets and Acquisitions

There was no acquisition during the nine months ended September 30, 2022 and 2023.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising &	Value-added
	Marketing	services	Total

	(In thousands)
Balance as of December 31, 2022	$77,161	$42,990	$120,151
Currency translation adjustment	(4,198)	(2,339)	(6,537)
Balance as of September 30, 2023	$72,963	$40,651	$113,614

The Group performed a goodwill impairment assessment on the Group’s goodwill arising from previous acquisitions, taking into consideration of the events and circumstances listed in ASC350 Intangibles - Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, share price of the Company, and overall financial performance, in addition to other entity-specific factors. The Group estimated the fair value of the two operating segments - advertising and marketing services and value-added services respectively based on the income approach, which considered a number of factors involving judgements, including expected future cash flows and discount rate. The Group concluded that there was sufficient headroom. According to the conclusion of the impairment assessment, no impairment provision was recorded for the nine months ended September 30, 2023.

The decrease of the balance in the nine months ended September 30, 2023 was mainly due to the depreciation of the Renminbi against the U.S. dollar and was reflected in currency translation adjustment in the unaudited interim condensed consolidated financial statements.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2022			As of September 30, 2023
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In thousands)			(In thousands)
Game related	$140,328	$(30,029)	$110,299	$132,758	$(38,842)	$93,916
Technology	2,808	(2,596)	212	2,655	(2,539)	116
Trademark and Domain name	12,892	(4,280)	8,612	12,191	(5,001)	7,190
Others	13,045	(7,096)	5,949	12,335	(8,743)	3,592
Total	$169,073	$(44,001)	$125,072	$159,939	$(55,125)	$104,814

The amortization expense for the nine months ended September 30, 2022 and 2023 was US$16.7 million and US$13.9 million, respectively. As of September 30, 2023, estimated amortization expenses for future periods are expected as follows:

Twelve Months Ended September 30,	(In thousands)
2024	$17,924
2025	15,127
2026	14,327
2027	14,122
2028	13,947
Thereafter	29,163
Total expected amortization expense *	$104,610
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.